KEY MANAGEMENT COMPENSATION - Disclosure of detailed information about management compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Key Management Compensation [Abstract]
Salaries and director fees	$ 1,580,676	$ 968,769
Share-based payments	1,128,330	520,255
KEY MANAGEMENT COMPENSATION	$ 2,709,006	$ 1,489,024